Income Taxes - Reconciliation of Unrecognized Tax Benefits and Interest and Penalties (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	$ 4.9	$ 0.5	$ 1.5
Unrecognized tax benefits, Additions for tax positions of the current year	0.2	4.2	0.1
Unrecognized tax benefits, Additions for tax positions of prior year		0.2	0.1
Unrecognized tax benefits, Reductions in tax positions of prior year	(4.1)
Unrecognized tax benefits, Settlements paid during the current period	(0.3)		(1.2)
Unrecognized tax benefits, Other reductions for the tax positions of prior periods			0.0
Unrecognized tax benefits, Ending Balance	0.7	4.9	0.5
Interest and Penalties, Beginning balance	0.3		0.1
Interest and Penalties, Additions for tax positions of the current year		0.1
Interest and Penalties, Additions for tax positions of prior year		0.2
Interest and Penalties, Reductions in tax positions of prior year	(0.3)
Interest and Penalties, Settlements paid during the current period	$ 0.0		0.0
Interest and Penalties, Other reductions for the tax positions of prior periods			$ (0.1)
Interest and Penalties, Ending Balance		$ 0.3